SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		9 Months Ended	110 Months Ended			1 Months Ended					1 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Oct. 11, 2012	Dec. 31, 2010	Oct. 31, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 30, 2012 Class B Warrants [Member]	Oct. 25, 2012 Maximum [Member]	Oct. 25, 2012 Minimum [Member]	Nov. 30, 2012 November Private Placement [Member]	Nov. 30, 2012 November Private Placement [Member] Maximum [Member]
Common stock, shares issued			43,460,497	36,907,824		12,820,102			937,500			2,000,000
Warrants Issued To Purchase Common Stock		937,500										2,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.00		$ 0.75	$ 1.00			$ 1.00				$ 1.00	$ 1.25
Warrants Term												90 days	5 years
Proceeds from Issuance of Warrants		$ 937,500
Proceeds From Issuance Of Common Stock Warrants	2,000,000
Estimation Project Cost			3,000,000
Contractual Commitments			$ 0
Warrants Expiration Date		Oct. 11, 2012		Sep. 11, 2012			Oct. 11, 2012
Stock Issued During Period, Shares, Exercise Of Warrants		937,500
Common stock, shares authorized			150,000,000	150,000,000		150,000,000				10,000,000	7,000,000
Warrants Expired For Common Stock		4,317,500